Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1009 McKinley Ave
Entity Address, City or Town	Kellogg
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83837
City Area Code	(604)
Local Phone Number	417-7952
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	703 East Lakeside Avenue
Entity Address, City or Town	Coeur d’Alene
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83814
City Area Code	(208)
Local Phone Number	714-0487
Contact Personnel Name	Luke O’Dowd